Transamerica International Focus VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Australia - 1.0%
WiseTech Global Ltd.	52,231	$ 3,119,153
Canada - 11.1%
Alimentation Couche-Tard, Inc.	166,670	8,892,180
Constellation Software, Inc.	3,208	8,708,601
Dollarama, Inc.	56,533	7,455,678
Waste Connections, Inc.	58,785	10,334,403
		35,390,862
France - 7.0%
Hermes International SCA	2,734	6,686,127
Safran SA	44,301	15,608,686
		22,294,813
Germany - 5.8%
CTS Eventim AG & Co. KGaA	81,229	7,953,605
SAP SE	39,496	10,567,792
		18,521,397
Hong Kong - 3.4%
AIA Group Ltd.	1,149,900	11,030,659
India - 3.0%
HDFC Bank Ltd., ADR	279,104	9,534,193
Italy - 3.4%
Ferrari NV	22,385	10,861,650
Japan - 20.1%
Ajinomoto Co., Inc.	478,400	13,735,581
Hoya Corp.	77,200	10,688,508
ITOCHU Corp.	246,300	14,033,362
Japan Elevator Service Holdings Co. Ltd.	556,400	7,061,993
Keyence Corp.	24,400	9,104,318
Pan Pacific International Holdings Corp.	1,440,000	9,493,863
		64,117,625
Netherlands - 8.2%
Adyen NV (A)(B)	4,960	7,948,793
ASM International NV	16,834	10,095,435
Wolters Kluwer NV	59,263	8,081,457
		26,125,685
Norway - 3.5%
Salmar ASA	210,562	11,245,952
	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.7%
Lagercrantz Group AB, B Shares	262,963	$ 5,653,436
Switzerland - 6.2%
Belimo Holding AG	9,640	10,069,292
Sika AG	43,396	9,654,458
		19,723,750
Taiwan - 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,399	16,310,257
United Kingdom - 4.3%
3i Group PLC	29,485	1,621,467
Compass Group PLC	353,774	12,032,741
		13,654,208
United States - 9.0%
Coupang, Inc. (B)	242,727	7,815,809
Liberty Media Corp. - Liberty Formula One, Class C (B)	90,968	9,501,608
Linde PLC	23,936	11,369,600
		28,687,017
Uruguay - 0.9%
MercadoLibre, Inc. (B)	1,271	2,970,251
Total Common Stocks (Cost $266,362,933)		299,240,908

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.65% (C), dated 09/30/2025, to be repurchased at $11,619,190 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $11,851,055.	$ 11,618,658	11,618,658
Total Repurchase Agreement (Cost $11,618,658)		11,618,658
Total Investments (Cost $277,981,591)		310,859,566
Net Other Assets (Liabilities) - 2.7%		8,476,868
Net Assets - 100.0%		$ 319,336,434
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Broadline Retail	8.9%	$27,735,601
Semiconductors & Semiconductor Equipment	8.5	26,405,692
Food Products	8.0	24,981,533
Software	7.2	22,395,546
Chemicals	6.8	21,024,058
Entertainment	5.6	17,455,213
Commercial Services & Supplies	5.6	17,396,396
Aerospace & Defense	5.0	15,608,686
Electronic Equipment, Instruments & Components	4.7	14,757,754
Transamerica Series Trust

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Trading Companies & Distributors	4.5%	$14,033,362
Hotels, Restaurants & Leisure	3.9	12,032,741
Insurance	3.6	11,030,659
Automobiles	3.5	10,861,650
Health Care Equipment & Supplies	3.4	10,688,508
Building Products	3.2	10,069,292
Banks	3.1	9,534,193
Consumer Staples Distribution & Retail	2.9	8,892,180
Professional Services	2.6	8,081,457
Financial Services	2.6	7,948,793
Textiles, Apparel & Luxury Goods	2.2	6,686,127
Capital Markets	0.5	1,621,467
Investments	96.3	299,240,908
Short-Term Investments	3.7	11,618,658
Total Investments	100.0%	$ 310,859,566
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$103,754,230	$195,486,678	$—	$299,240,908
Repurchase Agreement	—	11,618,658	—	11,618,658
Total Investments	$103,754,230	$207,105,336	$—	$310,859,566
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $7,948,793, representing 2.5% of the
Portfolio's net assets.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at September 30, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Series Trust

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust